Leases Obligations relating to Operating leases (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel lease	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) lease
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (notes 2 and 6)	$ (62,654)		$ (62,654)		$ 0	$ 0
Operating Leases, Rent Expense	28,932	$ 20,965	87,587	$ 61,024
Operating lease right-of-use assets (notes 2 and 6)	177,052		177,052		0	0
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	28,660		28,660		116,300	116,300
Operating Leases, Future Minimum Payments, Due in Two Years					90,400	90,400
Lessee, Operating Lease, Liability, Payments, Due Year Two	106,706		106,706
Lessee, Operating Lease, Liability, Payments, Due Year Three	81,143		81,143		53,400	53,400
Lessee, Operating Lease, Liability, Payments, Due Year Four	31,167		31,167		9,100	9,100
Lessee, Operating Lease, Liability, Payments, Due Year Five	9,227		9,227		9,100	9,100
Lessee, Operating Lease, Liability, Payments, Due after Year Five	5,712		5,712		5,600	5,600
Lessee, Operating Lease, Liability, Payments, Due	262,615		262,615
Operating Lease, Liability	3,065		3,065		0	0
Long-term operating lease liabilities (notes 2 and 6)	102,760		102,760		$ 0	$ 0
Lease [Member]
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (notes 2 and 6)	(62,654)		(62,654)
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	19,242		19,242
Lessee, Operating Lease, Liability, Payments, Due Year Two	69,617		69,617
Lessee, Operating Lease, Liability, Payments, Due Year Three	54,195		54,195
Lessee, Operating Lease, Liability, Payments, Due Year Four	22,978		22,978
Lessee, Operating Lease, Liability, Payments, Due Year Five	9,227		9,227
Lessee, Operating Lease, Liability, Payments, Due after Year Five	5,712		5,712
Lessee, Operating Lease, Liability, Payments, Due	180,971		180,971
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(15,557)		(15,557)
Operating Lease, Liability	165,414		165,414
Long-term operating lease liabilities (notes 2 and 6)	102,760		102,760
Non-lease [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	9,418		9,418
Lessee, Operating Lease, Liability, Payments, Due Year Two	37,089		37,089
Lessee, Operating Lease, Liability, Payments, Due Year Three	26,948		26,948
Lessee, Operating Lease, Liability, Payments, Due Year Four	8,189		8,189
Lessee, Operating Lease, Liability, Payments, Due Year Five	0		0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0		0
Lessee, Operating Lease, Liability, Payments, Due	81,644		81,644
Time-charter [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	4,300		4,300
Lessee, Operating Lease, Liability, Payments, Due Year Two	$ 2,700		$ 2,700
Teekay LNG
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	21 months		21 months
Teekay Tankers [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Sublease, Option to Extend			one-year
Lessee, Operating Lease, Term of Contract	24 months		24 months
Teekay Parent
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	12 months		12 months
FSO | Teekay Parent
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel			1
LR2 Tankers [Member] | Teekay Tankers [Member]
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel			2
Aframax Tanker [Member] | Teekay Tankers [Member]
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel			1
LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels Chartered In | vessel			1
Vessels [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 2 and 6)	$ 47,600		$ 47,600
Operating Lease, Liability	47,600		47,600
Time-Charter Hire Expense [Member]
Operating Leased Assets [Line Items]
Short-term Lease, Cost	4,200		13,400
Time Charter and Bare-boat Expenses [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 25,900		$ 74,700
Operating Lease, Weighted Average Remaining Lease Term	2 years 9 months 4 days		2 years 9 months 4 days
Operating Lease, Weighted Average Discount Rate, Percent	6.10%		6.10%
Time Charter and Bare-boat Expenses [Member] | Lease Component [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 18,100		$ 51,900
Time Charter and Bare-boat Expenses [Member] | Non-lease [Member]
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 7,700		$ 22,800
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels			9		8	8